Related Parties (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2026	Dec. 31, 2025
Related Parties [Abstract]
Schedule of Related Parties Transactions and Balances	Balances with related parties and officers:
	As of March 31,	As of December 31,
	2026	2025

Note receivable - related party	-	4,500
Promissory note – related party	5,691	-
Due from related parties	1,250	1,657
Other current liabilities	1,001	255
Transactions and balances with related parties and officers:
	Year ended	Three months ended	Year ended
	December 31	December 31	September 30,
General and administrative expenses:
Directors’ compensation	241	1,171	133
Salaries and fees to officers	4,222	-	-
Total General and administrative expenses	4,463	1,171	133

(*) Include share base compensation	3,783	1,139	-
Balances with related parties and officers:
	As of December 31,
	2025	2024

Note receivable - related party	4,500	1,000
Due from related parties	1,641	-
Due to related parties	255	-
Other current liabilities	154	-